Submission	Sep. 09, 2024
Submission [Line Items]
Central Index Key	0001802450
Registrant Name	MSP Recovery, Inc.
Registration File Number	333-279958
Form Type	S-1
Submission Type	S-1/A
Fee Exhibit Type	EX-FILING FEES
Securities 424I N/A	N/A